Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Accounts and notes receivable less allowances	$ 5,104	$ 4,788	$ 5,197
SNI shareholders' equity:
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	25,000,000	25,000,000	25,000,000
Preferred stock, outstanding	0	0	0
Class A
SNI shareholders' equity:
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	240,000,000	240,000,000	240,000,000
Common stock, issued	133,701,273	133,288,144	129,443,195
Common stock, outstanding	133,701,273	133,288,144	129,443,195
Common Stock
SNI shareholders' equity:
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	60,000,000	60,000,000	60,000,000
Common stock, issued	34,359,113	34,359,113	36,338,226
Common stock, outstanding	34,359,113	34,359,113	36,338,226